Note 3 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 3 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Less than 12 Months, Fair Value	$ 22,709	$ 8,013	$ 5,622
Less than 12 Months, Unrealized Losses	428	38	200
12 Months or More, Fair Value	1,116	3,952
12 Months or More, Unrealized Losses	8	48
Fair Value	23,825	11,965	5,622
Unrealized Losses	436	86	200
US States and Political Subdivisions Debt Securities [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Less than 12 Months, Fair Value	19,736	4,033	1,812
Less than 12 Months, Unrealized Losses	400	18	10
12 Months or More, Fair Value	120
12 Months or More, Unrealized Losses	5
Fair Value	19,856	4,033	1,812
Unrealized Losses	405	18	10
Corporate Debt Securities [Member]
Note 3 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Less than 12 Months, Fair Value	2,973	3,980	3,810
Less than 12 Months, Unrealized Losses	28	20	190
12 Months or More, Fair Value	996	3,952
12 Months or More, Unrealized Losses	3	48
Fair Value	3,969	7,932	3,810
Unrealized Losses	$ 31	$ 68	$ 190